Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.18%
Fannie Mae REMICs
Series 2015-18 NS 3.036% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ, •	1,099,323	$ 121,069
Series 2015-37 SB 2.536% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ, •	2,345,086	193,238
Series 2016-48 US 3.016% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ, •	2,779,458	219,574
Series 2017-33 AI 4.50% 5/25/47 Σ	1,131,556	177,931
Series 2019-13 IP 5.00% 3/25/49 Σ	752,341	151,252
Series 4740 SB 3.332% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ, •	1,092,211	116,306
Total Agency Collateralized Mortgage Obligations (cost $1,607,073)		979,370

Agency Commercial Mortgage-Backed Securities — 0.87%
Fannie Mae Series 2017-M2 A2 2.851% 2/25/27 •	1,501,122	1,400,448
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.758% 11/25/29 •	2,020,615	73,895
Series K115 X1 1.429% 6/25/30 •	1,793,472	140,500
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.661% 12/25/49 #, •	2,751,000	2,536,235
Series 2018-K73 B 144A 3.986% 2/25/51 #, •	600,000	552,616
Total Agency Commercial Mortgage-Backed Securities (cost $5,429,408)		4,703,694

Agency Mortgage-Backed Securities — 7.19%
Fannie Mae S.F. 15 yr 2.50% 4/1/36	2,219,051	2,015,792
Fannie Mae S.F. 30 yr
2.00% 12/1/50	3,173,401	2,585,132
2.00% 1/1/51	2,571,743	2,100,988
2.00% 10/1/51	3,452,254	2,805,899
2.50% 7/1/50	3,738,545	3,161,595
3.00% 8/1/50	768,418	674,745
3.00% 12/1/51	1,036,143	910,330
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 8/1/48	4,068,983	$ 3,736,087
4.00% 3/1/47	1,915,610	1,818,513
5.00% 6/1/52	952,210	928,835
5.00% 9/1/52	2,004,415	1,954,686

Fannie Mae S.F. 30 yr TBA 5.50% 10/1/52 ω	3,104,000	3,085,085
Freddie Mac S.F. 30 yr
2.50% 1/1/51	1,200,264	1,016,847
2.50% 1/1/52	1,562,373	1,316,345
3.50% 6/1/47	1,575,132	1,439,587
4.00% 8/1/52	972,600	905,022
4.50% 9/1/52	1,008,000	963,724
4.50% 9/1/52	584,000	557,919
5.00% 7/1/52	1,189,495	1,161,633
5.50% 9/1/52	385,000	389,452
5.50% 11/1/52	391,000	389,094
GNMA II S.F. 30 yr
3.00% 12/20/51	535,615	474,367
3.50% 6/20/50	3,954,097	3,629,002
5.00% 9/20/52	733,000	719,225
Total Agency Mortgage-Backed Securities (cost $43,824,378)		38,739,904

Corporate Bonds — 14.38%
Banking — 4.08%
Banco Santander
1.722% 9/14/27 μ	1,000,000	828,469
1.849% 3/25/26	2,000,000	1,729,169
Bank of America
2.551% 2/4/28 μ	95,000	82,743
2.972% 2/4/33 μ	45,000	35,235
4.375% 1/27/27 μ, ψ	45,000	36,225
4.948% 7/22/28 μ	380,000	365,511
6.125% 4/27/27 μ, ψ	85,000	80,538
Citigroup
1.122% 1/28/27 μ	2,500,000	2,140,956
3.07% 2/24/28 μ	115,000	102,627
5.61% 9/29/26 μ	100,000	99,518
Credit Agricole
144A 1.907% 6/16/26 #, μ	2,657,000	2,377,792
144A 8.125% 12/23/25 #, *, μ, ψ	2,000,000	1,932,550

Credit Suisse Group 144A 6.442% 8/11/28 #, μ	655,000	609,952
Deutsche Bank 2.129% 11/24/26 μ	2,000,000	1,700,115
Fifth Third Bancorp 4.337% 4/25/33 μ	725,000	643,695
NQ-IV090 [9/22] 11/22 (2605631)    1

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
1.542% 9/10/27 μ	570,000	$ 482,138
3.102% 2/24/33 μ	45,000	35,796
3.615% 3/15/28 μ	170,000	154,882

Huntington National Bank 4.552% 5/17/28 μ	505,000	486,701
JPMorgan Chase & Co.
1.953% 2/4/32 μ	165,000	122,285
4.851% 7/25/28 μ	490,000	470,994
4.912% 7/25/33 μ	315,000	290,898

KeyCorp 4.789% 6/1/33 μ	976,000	896,281
Morgan Stanley
1.928% 4/28/32 μ	625,000	457,222
2.475% 1/21/28 μ	70,000	61,255
2.484% 9/16/36 μ	1,500,000	1,077,059

Nordea Bank 144A 3.75% 3/1/29 #, μ, ψ	1,000,000	662,659
PNC Financial Services Group
6.00% 5/15/27 *, μ, ψ	105,000	97,650
6.20% 9/15/27 μ, ψ	160,000	151,600

State Street 2.203% 2/7/28 μ	140,000	122,898
SVB Financial Group 4.57% 4/29/33 *, μ	520,000	456,508
Toronto-Dominion Bank 4.108% 6/8/27 *	495,000	467,335
Truist Financial 4.916% 7/28/33 μ	450,000	407,297
UniCredit 144A 5.459% 6/30/35 #, μ	1,000,000	744,726
US Bancorp
2.215% 1/27/28 μ	115,000	101,451
2.677% 1/27/33 μ	115,000	92,579
Wells Fargo & Co.
4.611% 4/25/53 μ	520,000	423,246
4.808% 7/25/28 μ	995,000	949,985
		21,978,540
Basic Industry — 0.44%
Celanese US Holdings 6.05% 3/15/25	140,000	136,892
Newmont 2.60% 7/15/32 *	75,000	57,279
Sherwin-Williams 2.90% 3/15/52	710,000	427,807
Suzano Austria 2.50% 9/15/28	600,000	470,100
Teck Resources 3.90% 7/15/30 *	1,000,000	851,985
Westlake 3.125% 8/15/51	690,000	426,050
		2,370,113
Brokerage — 0.49%
Citadel Finance 144A 3.375% 3/9/26 #	2,500,000	2,207,947
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group 2.625% 10/15/31	630,000	$ 457,995
		2,665,942
Capital Goods — 0.60%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	371,057
Boeing
4.875% 5/1/25	1,083,000	1,057,785
5.805% 5/1/50	429,000	373,758

Eaton 4.15% 3/15/33	300,000	271,481
Lockheed Martin
3.90% 6/15/32	145,000	134,614
4.15% 6/15/53	125,000	104,927

Standard Industries 144A 4.375% 7/15/30 #	1,173,000	900,172
		3,213,794
Communications — 1.50%
AT&T
2.25% 2/1/32	1,500,000	1,135,996
3.65% 6/1/51	2,653,000	1,799,535

Charter Communications Operating 3.85% 4/1/61	815,000	477,896
Comcast 1.50% 2/15/31	2,000,000	1,502,558
Empresa Nacional de Telecomunicaciones 144A 3.05% 9/14/32 #	500,000	368,505
Verizon Communications
1.50% 9/18/30	3,000,000	2,259,731
2.875% 11/20/50	135,000	82,918
Warnermedia Holdings
144A 3.755% 3/15/27 #	310,000	277,744
144A 4.054% 3/15/29 #	45,000	38,920
144A 4.279% 3/15/32 #, *	45,000	37,079
144A 5.141% 3/15/52 #	175,000	127,527
		8,108,409
Consumer Cyclical — 1.75%
7-Eleven 144A 1.30% 2/10/28 #	2,000,000	1,613,373
Alibaba Group Holding 2.125% 2/9/31	500,000	385,565
Amazon.com
1.50% 6/3/30	654,000	516,664
2.50% 6/3/50	753,000	472,449
3.60% 4/13/32	170,000	154,746
Aptiv
3.10% 12/1/51	595,000	334,374
3.25% 3/1/32	45,000	35,883

AutoNation 3.85% 3/1/32	90,000	71,243
Carnival 144A 4.00% 8/1/28 #	550,000	444,604

2    NQ-IV090 [9/22] 11/22 (2605631)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Dollar General 3.50% 4/3/30	2,000,000	$ 1,757,295
Expedia Group 3.80% 2/15/28	1,000,000	889,511
General Motors
5.40% 10/15/29	50,000	46,167
5.60% 10/15/32	80,000	71,514

Home Depot 1.875% 9/15/31	1,000,000	775,981
MGM Resorts International 4.75% 10/15/28 *	1,127,000	945,793
Sands China 2.80% 3/8/27	1,000,000	796,035
VICI Properties 4.95% 2/15/30 *	160,000	144,934
		9,456,131
Consumer Non-Cyclical — 1.06%
AbbVie 3.20% 11/21/29	2,000,000	1,752,512
Anheuser-Busch InBev Worldwide 3.50% 6/1/30 *	430,000	384,522
Bristol-Myers Squibb 3.70% 3/15/52	70,000	53,837
CSL Finance
144A 4.05% 4/27/29 #	85,000	78,396
144A 4.75% 4/27/52 #	105,000	90,711
CVS Health
1.30% 8/21/27	2,000,000	1,668,749
2.70% 8/21/40	655,000	431,487
4.78% 3/25/38	215,000	188,908

HCA 144A 3.125% 3/15/27 #, *	70,000	62,068
JBS USA LUX 144A 3.00% 2/2/29 #	225,000	184,378
Nestle Holdings 144A 1.875% 9/14/31 #, *	1,000,000	790,752
		5,686,320
Consumer Staples — 0.12%
COTA Series D 144A 0.00% 10/2/23 #	3,642,397	637,419
		637,419
Electric — 0.84%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	349,748
Eversource Energy 2.90% 3/1/27	135,000	122,698
Fells Point Funding Trust 144A 3.046% 1/31/27 #	115,000	102,606
NextEra Energy Capital Holdings 3.00% 1/15/52	170,000	108,896
NRG Energy
144A 2.00% 12/2/25 #	1,100,000	972,475
144A 2.45% 12/2/27 #	110,000	90,217

Pacific Gas and Electric 3.00% 6/15/28	1,154,000	952,711
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,469,819
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 5.125% 5/13/25 #	363,000	$ 351,921
		4,521,091
Energy — 0.71%
BP Capital Markets America
2.721% 1/12/32	215,000	174,858
2.939% 6/4/51	555,000	353,624

ConocoPhillips 3.80% 3/15/52	225,000	172,661
Continental Resources 144A 2.875% 4/1/32 #	180,000	132,057
Diamondback Energy 4.25% 3/15/52	45,000	32,964
Enterprise Products Operating 3.30% 2/15/53	670,000	437,680
Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	500,000	388,065
Targa Resources Partners 5.00% 1/15/28	445,000	412,584
Valero Energy 3.65% 12/1/51	645,000	440,903
Williams 5.10% 9/15/45	1,500,000	1,274,427
		3,819,823
Finance Companies — 0.90%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,500,000	2,112,111
Air Lease
2.875% 1/15/32 *	440,000	332,257
4.125% 12/15/26 μ, ψ	605,000	416,674

Avolon Holdings Funding 144A 2.75% 2/21/28 #	2,500,000	1,966,814
		4,827,856
Insurance — 0.11%
AIA Group 144A 3.375% 4/7/30 #	540,000	480,405
Brown & Brown
2.375% 3/15/31	29,000	21,698
4.95% 3/17/52 *	101,000	82,147
		584,250
Natural Gas — 0.04%
Southern Co. Gas Capital 5.15% 9/15/32	231,000	221,126
		221,126
Real Estate Investment Trusts — 0.01%
American Homes 4 Rent 3.625% 4/15/32	85,000	70,199
		70,199
Technology — 1.41%
Apple
2.40% 8/20/50	878,000	547,557
2.65% 2/8/51	2,000,000	1,319,185

NQ-IV090 [9/22] 11/22 (2605631)    3

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Autodesk 2.40% 12/15/31 *	165,000	$ 128,618
Broadcom 144A 1.95% 2/15/28 #, *	1,500,000	1,231,470
CDW 3.276% 12/1/28	555,000	464,199
Entegris Escrow 144A 4.75% 4/15/29 #	150,000	132,461
Fidelity National Information Services 4.70% 7/15/27	80,000	77,125
Iron Mountain 144A 5.25% 7/15/30 #	290,000	240,601
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	895,000	694,062
KLA 4.95% 7/15/52	220,000	200,391
Leidos 3.625% 5/15/25	326,000	312,796
PayPal Holdings
2.30% 6/1/30 *	2,000,000	1,629,114
3.90% 6/1/27 *	40,000	38,365
4.40% 6/1/32	120,000	111,958
Workday
3.50% 4/1/27 *	20,000	18,529
3.70% 4/1/29	45,000	40,413
3.80% 4/1/32 *	465,000	404,152
		7,590,996
Transportation — 0.32%
Burlington Northern Santa Fe
2.875% 6/15/52	135,000	88,525
4.45% 1/15/53	145,000	126,184

United Airlines Pass Through Trust 4.875% 7/15/27	1,592,000	1,486,883
		1,701,592
Total Corporate Bonds (cost $97,188,846)		77,453,601

Non-Agency Commercial Mortgage-Backed Security — 0.01%
Merrill Lynch Mortgage Investors Trust Series 1998-C1 F 6.25% 11/15/26 •	36,886	36,964
Total Non-Agency Commercial Mortgage-Backed Security (cost $37,107)		36,964

Sovereign Bonds — 0.14%Δ
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	385,774
		385,774
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Peru — 0.07%
Peruvian Government International Bond 3.00% 1/15/34	500,000	$ 376,678
		376,678
Total Sovereign Bonds (cost $1,078,498)		762,452

US Treasury Obligations — 15.50%
United States Treasury Floating Rate Note 3.222% (USBMMY3M -0.08%) 4/30/24 •	11,235,000	11,220,275
US Treasury Bonds
2.25% 2/15/52	2,605,000	1,893,509
2.375% 2/15/42	5,290,000	4,055,942
2.875% 5/15/52	645,000	541,095
3.00% 2/15/49	3,420,000	2,920,426
4.375% 2/15/38	2,755,000	2,933,645
4.75% 2/15/37	1,055,000	1,170,494

US Treasury Floating Rate Note 3.405% (USBMMY3M + 0.04%) 7/31/24 •	1,990,000	1,987,740
US Treasury Notes
0.125% 4/30/23	16,500,000	16,131,139
2.50% 5/31/24 *	14,125,000	13,718,079
2.75% 5/15/25	14,780,000	14,225,172
2.75% 8/15/32 *	2,695,000	2,464,662
2.875% 4/30/29	2,910,000	2,717,212
3.125% 8/31/27 *	655,000	628,391
3.125% 8/31/29	2,405,000	2,283,059
3.25% 6/30/27	4,170,000	4,019,652
3.25% 6/30/29	25,000	23,900
4.125% 9/30/27	605,000	607,032
Total US Treasury Obligations (cost $87,127,669)		83,541,424
	Number of shares
Common Stocks — 53.52%
Communication Services — 3.90%
Alphabet Class A †	63,259	6,050,723
Deutsche Telekom	381,339	6,491,028
Frontier Communications Parent †	93,250	2,184,848
Tencent Holdings	92,500	3,124,309
T-Mobile US †	23,599	3,166,278
		21,017,186
Consumer Discretionary — 7.37%
Amazon.com †	55,196	6,237,148

4    NQ-IV090 [9/22] 11/22 (2605631)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Aptiv †	49,901	$ 3,902,757
Burlington Stores *, †	20,946	2,343,648
Darden Restaurants	56,748	7,168,407
Ferrari	18,026	3,338,161
H World Group ADR	100,673	3,376,572
JD.com ADR *	72,798	3,661,739
LVMH Moet Hennessy Louis Vuitton	4,037	2,380,114
Skechers USA Class A †	116,799	3,704,864
Subaru	235,931	3,565,471
		39,678,881
Consumer Staples — 3.90%
Casey's General Stores	21,767	4,408,253
China Mengniu Dairy †	1,312,313	5,187,712
COTA Series B †	26	0
Procter & Gamble	44,249	5,586,436
Reckitt Benckiser Group	87,850	5,822,831
		21,005,232
Energy — 3.57%
Canadian Natural Resources	163,642	7,620,808
ConocoPhillips	82,806	8,474,366
Schlumberger	46,955	1,685,684
TotalEnergies *	31,132	1,460,545
		19,241,403
Financials — 6.62%
AGNC Investment	421,952	3,552,836
BNP Paribas	89,062	3,761,913
First Republic Bank	37,903	4,948,237
ICICI Bank	305,614	3,208,720
Intercontinental Exchange	34,112	3,082,019
Morgan Stanley	51,445	4,064,669
ORIX	466,397	6,533,781
Prudential	343,080	3,357,942
State Bank of India	489,113	3,167,523
		35,677,640
Healthcare — 9.09%
Abbott Laboratories	38,416	3,717,132
AstraZeneca	39,051	4,292,856
Bayer	100,906	4,649,198
Eli Lilly & Co.	12,293	3,974,942
Genmab †	15,470	4,976,756
Regeneron Pharmaceuticals †	9,314	6,416,135
Thermo Fisher Scientific	6,678	3,387,015
UnitedHealth Group	14,770	7,459,441
Vertex Pharmaceuticals †	20,269	5,868,686
Zimmer Biomet Holdings	40,676	4,252,676
		48,994,837
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 5.84%
Airbus	52,316	$ 4,509,659
Ingersoll Rand	79,236	3,427,749
Larsen & Toubro	265,392	5,991,304
Raytheon Technologies	63,001	5,157,262
Schneider Electric	27,892	3,150,423
Thales	14,338	1,579,961
Union Pacific	23,434	4,565,412
Vinci	38,043	3,076,187
		31,457,957
Information Technology — 11.53%
Ambarella †	55,786	3,134,058
Apple	39,180	5,414,676
Autodesk †	18,694	3,492,039
Check Point Software Technologies †	46,507	5,209,714
Intuit	14,125	5,470,895
Mastercard Class A	21,638	6,152,549
Microchip Technology	42,898	2,618,065
Microsoft	60,557	14,103,725
NVIDIA	21,081	2,559,023
Seagate Technology Holdings	45,323	2,412,543
Taiwan Semiconductor Manufacturing	477,450	6,328,787
VeriSign †	29,999	5,210,826
		62,106,900
Materials — 0.46%
Barrick Gold	160,879	2,493,625
		2,493,625
Utilities — 1.24%
NTPC	1,574,508	3,075,113
RWE	97,845	3,596,392
		6,671,505
Total Common Stocks (cost $312,374,818)		288,345,166

Exchange-Traded Fund — 0.86%
Vanguard Russell 2000 ETF*	69,377	4,622,590
Total Exchange-Traded Fund (cost $5,450,805)		4,622,590
	Troy Ounces
Bullion — 5.14%
Gold	16,670	27,699,498
Total Bullion (cost $20,288,795)		27,699,498

NQ-IV090 [9/22] 11/22 (2605631)    5

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 2.84%
Money Market Mutual Funds — 2.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	3,822,923	$ 3,822,923
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	3,822,923	3,822,923
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	3,822,923	3,822,923
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	3,822,923	3,822,923
Total Short-Term Investments (cost $15,291,692)		15,291,692

Total Value of Securities Before Securities Lending Collateral—100.63% (cost $589,699,089)		542,176,355

Securities Lending Collateral — 0.84%
Money Market Mutual Fund — 0.84%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	4,503,984	4,503,984
Total Securities Lending Collateral (cost $4,503,983)		4,503,984

Total Value of Securities—101.47% (cost $594,203,072)		546,680,339■
Obligation to Return Securities Lending Collateral — (0.84%)		(4,503,983)
Liabilities Net of Receivables and Other Assets — (0.63%)		(3,392,130)
Net Assets Applicable to 70,485,016 Shares Outstanding—100.00%		$538,784,225
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $24,780,084, which represents 4.48% of the Portfolio's net assets.
ω	Perpetual security with no stated maturity date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
■	Includes $25,126,563 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $21,304,263.
★	Includes $0 cash collateral held at brokers for certain open derivatives, $2,023000 cash collateral pledged for TBA transactions, and $520,000 cash collateral due to brokers for certain open derivatives.
6    NQ-IV090 [9/22] 11/22 (2605631)

(Unaudited)
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(18,258)	USD	17,785	10/3/22	$(112)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
113	US Treasury 10 yr Notes	$12,663,062	$13,115,704	12/20/22	$(452,642)	$(44,141)
7	US Treasury Ultra Bonds	959,000	1,051,045	12/20/22	(92,045)	(11,375)
Total Futures Contracts			$14,166,749		$(544,687)	$(55,516)
The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LIBOR01M – ICE LIBOR USD 1 Month
S.F. – Single Family
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ-IV090 [9/22] 11/22 (2605631)    7